Summary of Significant Accounting Policies - Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 382,436	$ 310,338
Net assets	379,400
Net loss	$ (148,839)	$ (142,096)	$ (142,094)